[MERRIMAN INVESTMENT TRUST LETTERHEAD]





                                        July 24, 2001



VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
U.S.  Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:   Merriman Investment Trust (the "Trust")
               Rule 497(j) Certification for Post-effective Amendment No. 1 to Registration Statement Filed on Form N-14; File No. 333-62364

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) of the Act would not have differed from that contained in Post-effective Amendment No. 1 to the Registration Statement of the Trust on Form N-14, which was filed electronically on July 19, 2001.

     Please direct any questions regarding this certification to David C. Mahaffey at 202-775-1207.

                               Very truly yours,

                               /s/ William L. Notaro

                               William L. Notaro